CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
General and administrative	$ 11,505,000
Loss from operations	(19,080,000)
Loss before income taxes	(19,336,000)
Net loss	$ (19,363,000)
Weighted average shares outstanding of common stock, basic (in shares)	34,256,000
Weighted average shares outstanding of common stock, diluted (in shares)	34,256,000
Basic net income (loss) per share (in USD per share)	$ (0.57)
Diluted net income (loss) per share (in USD per share)	$ (0.57)
Khosla
Formation costs	$ 0	$ 25,000	$ 25,000
General and administrative	2,195,939	283,967	2,479,906
Franchise tax expense	50,000	100,000	150,000
Loss from operations	(2,245,939)	(408,967)	(2,654,906)
Financing expenses on derivative classified instrument	0		(36,537,500)
Gain on marketable securities (net), dividends and interest, held in Trust Account	4,313		10,640
Change in fair value of derivative liabilities	6,250,000		26,250,000
Loss before income taxes	4,008,374	(16,940,140)	(12,931,766)
Net loss	4,008,374	(16,940,140)	(12,931,766)
Khosla | Class A Common Stock
Net loss	95,049	(435,182)	(297,614)
Khosla | Class B Common Stock
Net loss	419,575	(3,013,835)	(1,697,098)
Khosla | Common Stock Subject To Possible Redemption | Class A Common Stock
Net loss	$ 3,493,750	$ (13,491,123)	$ (10,937,054)
Weighted average shares outstanding of common stock, basic (in shares)	41,634,412	26,526,318	32,222,812
Weighted average shares outstanding of common stock, diluted (in shares)	41,634,412	26,526,318	32,222,812
Basic net income (loss) per share (in USD per share)	$ 0.08	$ (0.51)	$ (0.34)
Diluted net income (loss) per share (in USD per share)	$ 0.08	$ (0.51)	$ (0.34)
Khosla | Non Redeemable Common Stock | Class A Common Stock
Weighted average shares outstanding of common stock, basic (in shares)	1,132,688	721,974	876,833
Weighted average shares outstanding of common stock, diluted (in shares)	1,132,688	721,974	876,833
Basic net income (loss) per share (in USD per share)	$ 0.08	$ (0.60)	$ (0.34)
Diluted net income (loss) per share (in USD per share)	$ 0.08	$ (0.60)	$ (0.34)
Khosla | Non Redeemable Common Stock | Class B Common Stock
Weighted average shares outstanding of common stock, basic (in shares)	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding of common stock, diluted (in shares)	5,000,000	5,000,000	5,000,000
Basic net income (loss) per share (in USD per share)	$ 0.08	$ (0.60)	$ (0.34)
Diluted net income (loss) per share (in USD per share)	$ 0.08	$ (0.60)	$ (0.34)